Business Combinations (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory	$ 0	$ 1,151,035	$ 1,151,035
Intangibles		3,383,000
Property and equipment	772,486	768,000	768,000
Net assets acquired		5,302,035
Excess of costs of acquisition over net assets acquired		$ 706,823